CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($) shares in Thousands, $ in Millions	Share capital	Contributed surplus	Accumulated other comprehensive income	Retained earnings	Total
Beginning balance at Dec. 31, 2018	$ 25,910	$ 540	$ 1,076	$ 16,479	$ 44,005
Beginning balance (in share) at Dec. 31, 2018					1,584,484
Changes in equity
Net (loss) earnings				2,899	$ 2,899
Foreign currency translation adjustment			(177)		(177)
Actuarial loss on employee retirement benefit plans, net of income taxes				(48)	(48)
Total comprehensive (loss) income			(177)	2,851	2,674
Issued under share option plans	116	(24)			$ 92
Issued under share option plans (in shares)					2,688
Repurchase of common shares for cancellation	(905)			(1,369)	$ (2,274)
Repurchase of common shares for cancellation (in shares)					(55,298)
Change in liability for share purchase commitment	46			49	$ 95
Share-based compensation		50			50
Dividends paid on common shares				(2,614)	(2,614)
Ending balance at Dec. 31, 2019	25,167	566	899	15,410	$ 42,042
Ending balance (in share) at Dec. 31, 2019					1,531,874
Changes in equity
Adoption of IFRS 16 impact				14	$ 14
At January 1, 2019, adjusted	25,910	540	1,076	16,493	44,019
Net (loss) earnings				(4,319)	(4,319)
Foreign currency translation adjustment			(22)		(22)
Actuarial loss on employee retirement benefit plans, net of income taxes				(196)	(196)
Total comprehensive (loss) income			(22)	(4,515)	(4,537)
Issued under share option plans	36	(7)			$ 29
Issued under share option plans (in shares)					804
Repurchase of common shares for cancellation	(124)			(183)	$ (307)
Repurchase of common shares for cancellation (in shares)					(7,527)
Change in liability for share purchase commitment	65			103	$ 168
Share-based compensation		32			32
Dividends paid on common shares				(1,670)	(1,670)
Ending balance at Dec. 31, 2020	$ 25,144	$ 591	$ 877	$ 9,145	$ 35,757
Ending balance (in share) at Dec. 31, 2020					1,525,151